Stock options (Schedule of detailed information about options, valuation assumptions) (Details)	12 Months Ended
	Oct. 31, 2021 USD ($) year $ / shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares
Disclosure Of Information About Stock Options [Line Items]
Share price at grant date (per share)	$ 0.05	$ 0	$ 0
Risk free interest rate	0.75%
Expected life of conversion features (in months) | year	5
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Bottom of range [member]
Disclosure Of Information About Stock Options [Line Items]
Exercise price	$ 0.05
Volatility factor (based on historical volatility)	148.00%
Weighted average Black Scholes value at grant date | $	$ 0.05
Top of range [member]
Disclosure Of Information About Stock Options [Line Items]
Exercise price	$ 0.07
Volatility factor (based on historical volatility)	180.00%
Weighted average Black Scholes value at grant date | $	$ 0.06